Segment Reporting (Details 1 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting
Net revenue from sales and services	R$ 1,674,191	R$ 1,486,273	R$ 1,264,280